Organization and Significant Accounting Policies, License (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
License [Abstract]
Amortization expense	$ 120	$ 119	$ 119
License [Member]
License [Abstract]
Weighted average remaining amortizable life	12 years 2 months 12 days
Intangible asset, gross	$ 1,700	1,700
Accumulated amortization	478	358
Amortization expense	120	$ 119	$ 119
Estimated Amortization Expense for License [Abstract]
2018	120
2019	120
2020	120
2021	118
2022	$ 112